CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 CNY (¥) ¥ / shares shares	Feb. 29, 2016 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 300,533	$ 47,493	¥ 203,188	¥ 93,801
Cost of revenue	(109,444)	(17,295)	(85,349)	(54,986)
Gross profit	191,089	30,198	117,839	38,815
General and administrative expenses	(92,932)	(14,686)	(42,071)	(27,725)
Sales and marketing expenses	(36,565)	(5,778)	(12,563)	(4,827)
Operating income	61,592	9,734	63,205	6,263
Subsidy income	2,432	384	579	299
Interest income, net	5,546	876	3,037	1,094
Other expenses, net	(1,302)	(206)	(1,089)	(1,953)
Fair value change of warrants | ¥			(28,473)	(31,766)
Income (loss) before income taxes and income (loss) from equity in affiliates	68,268	10,788	37,259	(26,063)
Income tax expense	(26,424)	(4,176)	(19,804)	(4,841)
Loss from equity in affiliates, net of taxes | ¥			(116)	(184)
Net income (loss)	41,844	6,612	17,339	(31,088)
Net loss attributable to non-controlling interest	(2,529)	(400)	(327)	(112)
Net income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ 44,373	$ 7,012	¥ 17,666	¥ (30,976)
Net income (loss) per ordinary share:
- Basic | (per share)	¥ 2.15	$ 0.34	¥ 0.97	¥ (2.21)
- Diluted | (per share)	¥ 1.98	$ 0.31	¥ 0.94	¥ (2.21)
Weighted average shares used in calculating net income (loss) per ordinary share:
- Basic | shares	17,057,056	17,057,056	14,000,000	14,000,000
- Diluted | shares	18,524,644	18,524,644	14,470,129	14,000,000